Reconciliation of Commodity Derivative Contracts Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Commodity derivatives - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value Net Derivative Asset Liability Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning Balance of Level 3	$ (5,506)	$ 1,341	$ 1,341	$ 4,323
Changes in Fair Value	(2,037)	(1,955)	(2,548)	(1,670)
Settlements Received	270	409	4,299	1,312
Ending Balance of Level 3	$ (7,273)	$ (205)	$ (5,506)	$ 1,341